Long-Term Debt - Schedule of long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Long-term Debt, Fiscal Year Maturity [Abstract]
2017	$ 350,000
2018	150,000	$ 350,000
2019	75,000	150,000
2020	25,000	75,000
2021	0	25,000
2021		0
Thereafter	100,000	150,000
Total long-term debt, excluding prepayment penalty	700,000	750,000
Prepayment penalty	(5,719)	(11,895)
Total long-term debt	$ 694,281	$ 738,105
Long-term Debt, Fiscal Year Maturity, Average Rate [Abstract] [Abstract]
2017	1.68%
2018	2.04%	1.68%
2019	1.96%	2.04%
2020	2.14%	1.96%
2021	0.00%	2.14%
2021		0.00%
Long-term Debt, Maturities, Repayments of Principal after Year Five	$ 100,000
Thereafter		3.32%
Average rate, total, excluding prepayment penalty	2.05%	2.12%
Average rate, total	2.07%	2.16%
Long Term Debt Maturities Average Rate In After Year Five	3.40%
FHLB Advances
Long-term Debt, Fiscal Year Maturity [Abstract]
2017	$ 50,000
2018	150,000	$ 50,000
2019	75,000	150,000
2020	25,000	75,000
2021	0	25,000
2021		0
Thereafter		150,000
Total long-term debt, excluding prepayment penalty	$ 400,000	$ 450,000
Long-term Debt, Fiscal Year Maturity, Average Rate [Abstract] [Abstract]
2017	1.25%
2018	2.04%	1.25%
2019	1.96%	2.04%
2020	2.14%	1.96%
2021	0.00%	2.14%
2021		0.00%
Long-term Debt, Maturities, Repayments of Principal after Year Five	$ 100,000
Thereafter		3.32%
Average rate, total, excluding prepayment penalty	2.27%	2.37%
Long Term Debt Maturities Average Rate In After Year Five	3.40%
Broker Repurchase Agreements
Long-term Debt, Fiscal Year Maturity [Abstract]
2019	$ 300,000
2020		$ 300,000
Total long-term debt, excluding prepayment penalty	$ 300,000	$ 300,000
Long-term Debt, Fiscal Year Maturity, Average Rate [Abstract] [Abstract]
2019	1.75%
2020		1.75%
Average rate, total, excluding prepayment penalty	1.75%	1.75%